Regulation and statutory financial information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2022
Statutory Accounting Practices [Line Items]
Distributions made or paid without approval	$ 45.3
Combined statutory capital and surplus	45.3	$ 39.7
Combined statutory net income	20.2	16.4
Decrease in statutory surplus	$ 5.6	$ 0.1
Forecast
Statutory Accounting Practices [Line Items]
Distributions made or paid without approval			$ 20.2